CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 15,452	$ 18,915
Restricted cash	11,918	8,055
Trade receivables	6,719	2,088
Amounts due from affiliates	4,169	4,237
Advances to joint ventures	4,623	6,275
Inventory	666	697
Current portion of net investment in direct financing lease	3,642	3,485
Prepaid expenses and other receivables	840	609
Total current assets	48,029	44,361
Long-term assets
Restricted cash	14,076	14,154
Cash designated for acquisition	0	91,768
Vessels, net of accumulated depreciation	689,241	342,591
Other equipment	597	592
Intangibles and goodwill	26,200	16,241
Advances to joint ventures	0	943
Net investment in direct financing lease	284,765	286,626
Long-term deferred tax asset	72	791
Other long-term assets	10,633	12,400
Total long-term assets	1,025,584	766,106
Total assets	1,073,613	810,467
Current liabilities
Current portion of long-term debt	45,458	32,208
Trade payables	283	972
Amounts due to owners and affiliates	615	1,374
Value added and withholding tax liability	1,082	796
Derivative instruments	3,825	3,534
Accrued liabilities and other payables	19,289	18,932
Total current liabilities	70,552	57,816
Long-term liabilities
Accumulated losses of joint ventures	19,526	25,886
Long-term debt	457,169	300,440
Revolving credit and seller’s credit due to owners and affiliates	54,705	43,005
Derivative instruments	4,842	3,511
Long-term tax liability	2,452	2,228
Long-term deferred tax liability	2,766	1,556
Other long-term liabilities	10,485	11,235
Total long-term liabilities	551,945	387,861
Total liabilities	622,497	445,677
EQUITY
Accumulated other comprehensive income (loss)	(5,785)	(5,736)
Total partners' capital	360,934	364,790
Non-controlling interest	90,182	0
Total equity	451,116	364,790
Total liabilities and equity	1,073,613	810,467
Common units public [Member]
EQUITY
Total partners' capital	318,439	321,091
Total equity	318,439	321,091
Common units Hoegh LNG [Member]
EQUITY
Total partners' capital	6,689	6,849
Total equity	6,689	6,849
Subordinated units [Member]
EQUITY
Total partners' capital	41,591	42,586
Total equity	$ 41,591	$ 42,586